Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net (loss) income attributable to HUYA Inc	¥ 884,158	$ 135,504	¥ 468,173	¥ (1,937,689)
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation of property and equipment	58,440	8,956	45,455	26,818
Amortization of acquired intangible assets	44,362	6,799	17,080	8,224
Amortization of right-of-use assets	28,376	4,349	25,229
Expected credit loss expenses	517	79		632
Loss (gain) on disposal of property and equipment and other long-term assets	(648)	(99)	(1,621)	5
Share-based compensation	408,208	62,560	281,744	226,695
Share of (income) loss in equity method investments, net of income taxes	(28,414)	(4,355)	2,775	(113,329)
Other non-cash income	(1,013)	(155)	(10,119)
Deferred income tax (benefits)expenses	18,608	2,852	(14,871)	(50,943)
Fair value loss of derivative liabilities				2,285,223
Gain on fair value changes of investments	(2,160)	(331)
Short-term investments income	(6,539)	(1,002)	(21,497)	(2,541)
Foreign currency exchange gains	(2,056)	(315)	(1,157)	(51)
Changes in operating assets and liabilities:
Accounts receivable	(13,058)	(2,001)	(17,909)	(14,634)
Prepayments and other assets	(59,336)	(9,094)	(115,353)	(301,697)
Amounts due from related parties	(12,121)	(1,858)	186,903	(132,624)
Accounts payable	4,288	657	90	(3,709)
Amounts due to related parties	16,421	2,517	44,359	26,278
Advances from customers and deferred revenue	(346,857)	(53,159)	446,364	272,110
Lease liabilities	(28,623)	(4,387)	(23,536)
Accrued liabilities and other current liabilities	246,511	37,780	607,254	428,693
Income taxes payable	30,810	4,722	26,051
Net cash provided by operating activities	1,239,874	190,019	1,945,414	717,461
Cash flows from investing activities
Placements of short-term deposits	(7,903,107)	(1,211,204)	(7,166,676)	(5,781,911)
Maturities of short-term deposits	8,387,957	1,285,511	5,553,758	1,775,811
Cash received in connection with purchasing short-term deposits together with JOYY				7,096
Placement of short-term investments	(2,200,000)	(337,165)	(3,706,780)	(863,753)
Maturities of short-term investments	3,208,602	491,740	1,808,908	566,132
Purchase of property and equipment	(54,410)	(8,339)	(61,210)	(74,804)
Purchase of intangible assets	(63,581)	(9,744)	(10,186)	(52,583)
Prepayment for purchase of land use right	(310,220)	(47,543)
Cash paid for long-term investments	(101,964)	(15,627)	(92,944)	(86,200)
Cash received from an investee due to withdrawal of investment	2,000	307
Prepayment for long-term investments				(67,250)
Cash received from an investee for its partial disposal of an investment	38,532	5,905
Cash received from disposal of an investment				10,000
Proceeds from disposal of property and equipment	971	149	159	10
Loan to a third party			(10,000)
Net cash (used in)/provided by investing activities	1,004,780	153,990	(3,684,971)	(4,567,452)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares upon IPO				1,207,749
Proceeds from exercise of vested share options	265,294	40,658	22,936
Net cash provided by financing activities	265,294	40,658	2,133,651	4,126,861
Net increase in cash and cash equivalents and restricted cash	2,509,948	384,667	394,094	276,870
Cash and cash equivalents and restricted cash at the beginning of the year	1,114,585	170,818	709,019	442,532
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(166,071)	(25,453)	11,472	(10,383)
Cash and cash equivalents and restricted cash at the end of the year	3,458,462	530,032	1,114,585	709,019
Supplemental disclosure of cash flows information:
Income tax paid	185,888	28,489	84,898
- Acquisition of property and equipment in form of accounts payable and amounts due to a related party	¥ 5,645	$ 865	3,574	9,160
- Non-cash transaction for acquiring an equity investment			1,500
Series B-2 Preferred Shares [Member]
Cash flows from financing activities
Proceeds from issuance of shares				¥ 2,919,112
Common Class A [Member]
Cash flows from financing activities
Proceeds from issuance of shares			¥ 2,110,715